Expense Example - FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO - FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO - Fidelity Preferred Securities & Income ETF	Jan. 24, 2025 USD ($)
Expense Example:
1 year	$ 61
3 years	192
5 years	335
10 years	$ 750